Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

		Year ended December 31
	Note	2021	2022	2023
Opening balance of foreign currency translation account		$(10.3)	$(18.0)	$(24.7)
Foreign currency translation adjustments		(7.7)	(6.7)	(3.4)
Closing balance		(18.0)	(24.7)	(28.1)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$11.6	$(1.9)	$5.3
Net gain (loss) on currency forward cash flow hedges(i)		(5.3)	(5.9)	2.6
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		(8.2)	13.1	(4.4)
Closing balance(iii)		(1.9)	5.3	3.5

Opening balance of unrealized net gain (loss) on interest rate swap cash flow hedges		$(16.5)	$(6.9)	$13.7
Net gain on interest rate swap cash flow hedges(iv)		2.4	18.1	5.0
Reclassification of net loss (gain) on interest rate swap cash flow hedges to operations		7.2	2.5	(9.0)
Closing balance(v)		(6.9)	13.7	9.7

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	18	$9.3	$33.5	$(7.6)
Reclassification of actuarial losses (gains) to deficit		(9.3)	(33.5)	7.6
Closing balance		—	—	—

Accumulated other comprehensive loss		$(26.8)	$(5.7)	$(14.9)
(i)    Net of an income tax expense of nil for 2023 (2022 — net of a $1.6 income tax recovery; 2021 — net of a $0.5 income tax recovery).
(ii)    Including a $1.0 release in income tax recovery for 2023 (2022 — net of release of $2.2 in income tax recovery; 2021 — net of release of $0.6 in income tax expense) associated with the reclassification of net hedge (gain) loss to the consolidated statements of operations.
(iii)    Net of an income tax expense of $1.5 at December 31, 2023 (December 31, 2022 — net of a $0.5 income tax expense; December 31, 2021 — net of $0.1 in income tax recovery).
(iv)    Including an income tax recovery of $1.5 for 2023 (2022 — net of $5.0 in income tax expense; 2021 — net of nil income tax expense).
(v)    Net of an income tax expense of $3.5 at December 31, 2023 (December 31, 2022 — net of $5.0 in income tax expense; and December 31, 2021 — net of nil income tax expense).